STOCKHOLDERS’ EQUITY - Dividends Declared and Paid (Details) - USD ($) $ / shares in Units, $ in Thousands												12 Months Ended
	Nov. 15, 2023	Aug. 16, 2023	May 17, 2023	Mar. 06, 2023	Nov. 16, 2022	Aug. 22, 2022	May 24, 2022	Mar. 14, 2022	Dec. 02, 2021	May 28, 2021	Jan. 29, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Cash dividend paid (in USD per share)	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.08
Dividends												$ (30,645)	$ (30,750)	$ (30,582)